Shareholders' Equity (Details) $ / shares in Units, ¥ in Millions									1 Months Ended								6 Months Ended	12 Months Ended
	Mar. 14, 2022 USD ($)	Mar. 10, 2022 USD ($) shares	Mar. 04, 2022 USD ($) shares	Nov. 12, 2021 shares	Oct. 21, 2021 USD ($) $ / shares shares	Oct. 14, 2021 USD ($) shares	Mar. 04, 2019 $ / shares shares	Mar. 04, 2019 $ / shares shares	Dec. 27, 2022 USD ($) $ / shares shares	Jan. 20, 2022 USD ($) shares	Oct. 20, 2021 USD ($) shares	Oct. 20, 2021 CNY (¥) shares	Jun. 25, 2021 USD ($) shares	Jun. 21, 2021 USD ($) shares	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Sep. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Nov. 09, 2023 USD ($)	Mar. 31, 2023 CNY (¥) shares	Mar. 28, 2023 USD ($) shares	Apr. 21, 2022 shares	Mar. 07, 2022 USD ($)	Jan. 12, 2022 USD ($)	Mar. 15, 2021 USD ($) shares	Oct. 25, 2019 USD ($) $ / shares shares	Mar. 31, 2019 shares
Shareholders' Equity [Line Items]
Ordinary shares issued (in Shares) | shares			10,000,000		90,000,000												5,100,000								381,580		23,000,000
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.0005		$ 0.0005	$ 0.0005
Equity interest, percentage											70.00%	70.00%					100.00%
Ordinary shares authorized (in Shares) | shares							100,000,000	100,000,000
Preferred stock, shares authorized (in Shares) | shares							10,000,000	10,000,000									500,000	500,000		500,000
Cancelled ordinary shares (in Shares) | shares							77,223,100	77,223,100
Additional ordinary shares (in Shares) | shares							223,100
Share per price (in Dollars per share) | $ / shares									$ 2
Total net proceeds																			$ 750,000
Total purchase consideration amounted			$ 12,000,000														$ 10,965,703
Net proceeds																	10,725,700
Compensation cost																									$ 778,423
Total consideration amount		$ 6,720,000	$ 8,000,000			$ 99,843					$ 7,500,000	¥ 48.0	$ 2,157,600	$ 351,796
Net proceeds										$ 10,000,000			$ 2,157,600
Consideration amount	$ 6,000,000										$ 16,100,000	¥ 103.0
Issued an aggregate of ordinary shares (in Shares) | shares				4,200,000
Total compensation cost																	$ 3,736,320				$ 7,081,250		$ 3,560,000	$ 634,592
Ordinary shares, par value					$ 0.0005
Ordinary shares authorized (in Shares) | shares					50,000
Preferred stock, shares issued (in Shares) | shares					10,000,000												0	0		0
Preferred stock, par value					$ 0.0005
Aggregate shares																							$ 10,000,000
Commissions and offering expenses		$ 6,720,000
Company’s ordinary shares description																	a Share Consolidation of the Company’s ordinary shares at a ratio of one-for-twenty (the “Share Consolidation”) was effected as determined by the Board of Directors. At the time the Share Consolidation is effective, our authorized ordinary shares will be consolidated at the same ratio. The authorized share capital of the Company shall be decreased from an authorized share capital of US$50,000 divided into 70,000,000 Class A ordinary shares, par value US$0.0005 each, 20,000,000 Class B ordinary shares, par value US$0.0005 each, and 10,000,000 preferred shares with a par value of US$0.0005 each to an authorized share capital of US$50,000 divided into 3,500,000 Class A ordinary shares, par value US$0.01 each, 1,000,000 Class B ordinary shares, par value US$0.01 each, and 500,000 preferred shares, par value US$0.01 each.
Gross proceeds									$ 6,000,000
Purchase of equity interest	100.00%		100.00%
Statutory surplus reserve percentage description																	Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. In 2022, $5,558,669 was appropriated by Fujian Happiness to the statutory surplus reserve and the statutory reserve reached 50% of its registered capital.
Statutory reserve rate																		50.00%
Statutory reserve																		$ 7,622,765
Statutory laws amounted																		7,622,765
Shennong [Member]
Shareholders' Equity [Line Items]
Consideration equity interests											100.00%	100.00%
Hekangyuan [Member]
Shareholders' Equity [Line Items]
Equity interest, percentage			100.00%
Consideration equity interests			100.00%
2lab3 LLC’s [Member]
Shareholders' Equity [Line Items]
Consideration equity interests	100.00%
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued (in Shares) | shares																	50,000
Ordinary shares par value (in Dollars per share) | $ / shares							$ 1	$ 1									$ 1
Additional Paid-in Capital [Member]
Shareholders' Equity [Line Items]
Statutory surplus reserve																	$ 18,285,864	20,714,673
Minimum [Member]
Shareholders' Equity [Line Items]
Ordinary shares authorized (in Shares) | shares							50,000	50,000
Percentage of subsidiaries																	30.00%
Maximum [Member]
Shareholders' Equity [Line Items]
Ordinary shares authorized (in Shares) | shares							90,000,000	90,000,000
Percentage of subsidiaries																	49.00%
PRC [Member]
Shareholders' Equity [Line Items]
Retained earnings																		$ 28,890,000		¥ 180.3
IPO [Member]
Shareholders' Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																										$ 0.0005
Ordinary shares authorized (in Shares) | shares																										2,000,000
Share per price (in Dollars per share) | $ / shares																										$ 5.5
Total gross proceeds																										$ 11,000,000
Total net proceeds																										$ 9,342,339
Warrant [Member]
Shareholders' Equity [Line Items]
Description of warrant																	the Company granted to the underwriters warrants to purchase up to a total of 184,000 ordinary shares (equal to 8% of the aggregate number of ordinary shares sold in the offering, if over-allotment shares are placed by the underwriters. Without over-allotment share issuance, a total of 160,000 warrants will be granted). The warrants will be exercisable at an exercise price equal to one hundred twenty percent (120%) of the offering price, in whole or in parts, at any time from issuance and expire five (5) years from the effective date of the offering.
Class A Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued (in Shares) | shares		19,200,000			70,000,000				3,000,000	12,500,000	4,200,000	4,200,000	1,240,000	231,445			6,724,675	7,724,675		7,724,675	1,375,000
Ordinary shares par value (in Dollars per share) | $ / shares																	$ 0.01	$ 0.01
Ordinary shares authorized (in Shares) | shares																	350,000,000	350,000,000		350,000,000
Total consideration amount	$ 1,375,000									$ 10,000,000
Aggregate amount (in Shares) | shares						113,458
Ordinary shares, par value					$ 0.0005				$ 0.01
Aggregate shares																								$ 1,133,200
Purchase of equity interest				70.00%
Preferred Stock [Member]
Shareholders' Equity [Line Items]
Preferred stock, shares issued (in Shares) | shares					10,000,000
Preferred stock, par value					$ 0.0005
Class B Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued (in Shares) | shares					20,000,000												612,255	612,255		612,255
Ordinary shares par value (in Dollars per share) | $ / shares																	$ 0.01	$ 0.0005
Ordinary shares authorized (in Shares) | shares																	100,000,000	100,000,000		100,000,000
Ordinary shares, par value					$ 0.0005
Number of votes per share					(20)
Xuezhu Wang [Member] | Class B Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Ordinary shares issued (in Shares) | shares																						150,000
Two Investors[Member]
Shareholders' Equity [Line Items]
Cash received from investor															$ 627,628	¥ 4.0